Contributed surplus	12 Months Ended
Dec. 31, 2021
Contributed surplus.
Contributed surplus
15.	Contributed surplus:

Contributed surplus is comprised of share-based compensation and broker warrants.

(a)Share-based compensation:

Stock options granted under the Equity Incentive Plan are equity-settled. The fair value of the grant of the options is recognized as an expense in the consolidated statements of net loss and comprehensive loss. The total amount to be expensed is determined by the fair value of the options granted. The total expense is recognized over the vesting period which is the period over which all of the service vesting conditions are satisfied. The vesting period is determined at the discretion of the Board and has ranged from immediate vesting to over three years.

The maximum number of common shares reserved for issuance, in the aggregate, under the Equity Incentive Plan is 10% of the aggregate number of common shares outstanding, provided that the maximum number of RSUs and PSUs shall not exceed 5% of the aggregate number of common shares outstanding. As at December 31, 2021, this represented 1,780,188 common shares (December 31, 2020 – 1,350,248, December 31, 2019 – 1,168,369).

15.	Contributed surplus (continued):

As at December 31, 2021, 897,500 stock options are outstanding (December 31, 2020 – 736,500; December 31, 2019 – 599,634). The stock options have an expiry date of ten years from the applicable date of issue. The Company has not issued any RSUs or equity-settled PSUs under the Equity Incentive Plan.

		Weighted
	Number of	average
	stock options	exercise price
Outstanding as at December 31, 2018	534,000	$5.85
Granted	77,000	13.15
Exercised	(10,666)	(5.10)
Forfeited	(700)	(5.00)

Outstanding as at December 31, 2019	599,634	$6.80
Granted	159,500	9.45
Exercised	–	–
Forfeited	(22,634)	(7.50)

Outstanding as at December 31, 2020	736,500	$7.35
Granted	186,500	14.16
Exercised	(5,500)	(5.23)
Forfeited	(20,000)	(12.62)

Outstanding as at December 31, 2021	897,500	$8.66

The weighted average contractual life of the outstanding options as at December 31, 2021 was 6.6 years (December 31, 2020 – 6.4 years; December 31, 2019 – 6.8 years).

The total number of stock options exercisable as at December 31, 2021 was 603,567 (December 31, 2020 – 546,367; December 31, 2019 – 411,800).

During the year ended December 31, 2021, the Company recorded a total share-based options compensation expense of $879,439 (December 31, 2020 – $591,384; December 31, 2019 - $690,230).

The following stock options were granted during the year ended December 31, 2021:

(i)	The fair value of the stock options granted on February 17, 2021 was estimated to be $9.03 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.36% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 4.39% and an annual risk-free interest rate of 1.11%.
(ii)	The fair value of the stock options granted on May 14, 2021 was estimated to be $6.10 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.92% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 4.05% and an annual risk-free interest rate of 1.63%.
(iii)	The fair value of the stock options granted on August 5, 2021 was estimated to be $5.72 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.01% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 5.15% and an annual risk-free interest rate of 1.23%.
15.	Contributed surplus (continued):
(iv)	The fair value of the stock options granted on November 9, 2021 was estimated to be $4.38 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 44.34% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 5.15% and an annual risk-free interest rate of 1.46%.

The following stock options were granted during the year ended December 31, 2020:

(i)	The fair value of the stock options granted on February 3, 2020 was estimated to be $5.50 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.12% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 2.02%.

The following stock options were granted during the year ended December 31, 2019:

(i)	The fair value of the stock options granted on June 28, 2019 was estimated to be $5.65 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 45.74% calculated based on a comparable company; remaining life of 4.5 years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.46%.
(ii)	The fair value of the stock options granted on May 9, 2019 was estimated to be $7.30 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 46.48% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.68%.
(iii)	The fair value of the stock options granted on March 27, 2019 was estimated to be $7.20 per option using the Black-Scholes option pricing model based on the following assumptions: volatility of 47.88% calculated based on a comparable company; remaining life of ten years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.62%.

As at December 31, 2021, the total compensation cost not yet recognized related to options granted is approximately $926,317 (December 31, 2020 - $530,357; December 31, 2019 –  $292,877) and will be recognized over the remaining average vesting period of 1.74 years (December 31, 2020 – 0.56 years; December 31, 2019 – 0.44 years).

15.	Contributed surplus (continued):
(b)	Broker warrants:

		Weighted
	Number of	average
	broker warrants	exercise price
Outstanding as at December 31, 2018	100,729	$10.00
Granted	112,909	12.05

Outstanding as at December 31, 2019	213,638	$11.10
Expired	(100,729)	10.00

Outstanding as at December 31, 2020	112,909	$12.07
Exercised	(1,800)	(12.07)
Expired	(111,109)	(12.07)

Outstanding as at December 31, 2021	–	$–

The were no broker warrants issued during the years ended December 31, 2021 or December 31, 2020.

The following broker warrants were issued during the year ended December 31, 2019:

(i)	On May 17, 2019, in connection with the 2019 Public Offering and the 2019 Private Placement, the Company issued 48,300 and 64,609 broker warrants, respectively, to the agents of such transactions. Each broker warrant vested upon issuance thereof and entitled the holder to acquire one common share of the Company at an exercise price of C$16.25 and expired two years from the date of issue.
(ii)	The fair value of the broker warrants granted on May 17, 2019 was estimated to be $3.15 per broker warrant using the Black-Scholes option pricing model based on the following assumptions: volatility of 44.83% calculated based on a comparable company; remaining life of 2.0 years; expected dividend yield of 0%; forfeiture rate of 0% and an annual risk-free interest rate of 1.69%.

The aggregate fair value of the issued broker warrants granted for the year ended December 31, 2019 of $355,660 is recognized as part of the transaction costs in respect of the 2019 Public Offering and the 2019 Private Placement which is reflected in the common shares equity reserve. Each broker warrant vests immediately upon the issuance thereof and has a term to expiry of two years from the date of issue.

The weighted average contractual life of the outstanding broker warrants as at December 31, 2021 was nil years (December 31, 2020 – 0.4 years; December 31, 2019 - 0.8 years).

The total number of broker warrants exercisable as at December 31, 2021 was nil (December 31, 2020 – 112,909; December 31, 2019 – 213,638).

The aggregate fair value of the broker warrants outstanding as at December 31, 2021 was nil (December 31, 2020 – $355,660; December 31, 2019 - $656,884).